Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Information [Abstract]
Revenue by Geographic Region

	Three Month	Three Month	Six Month	Six Month
	Period ended	Period ended	Period ended	Period ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Asia	$55,303	$41,125	$105,624	$84,323
Europe	10,780	9,643	21,245	17,030
United States	14,325	11,474	32,150	21,858
Total	$80,408	$62,242	$159,019	$123,211